Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000015684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	16.86%	11.80%	13.92%
C000015687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.04%	12.29%	13.74%
C000015689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000015690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015684
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.14%	14.60%
Without Sales Load [Member] | C000015687
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%	12.29%	13.74%
Without Sales Load [Member] | C000015689
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	13.42%	14.89%
Without Sales Load [Member] | C000015690
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	13.42%	14.89%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%	13.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%	13.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%	13.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%	13.38%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%	17.06%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%	17.06%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%	17.06%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%	17.06%